INCOME TAXES - Rollforward of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 27,672	$ 23,101
Additions based on tax positions related to the current year	6,077	4,571
Ending balance	$ 33,749	$ 27,672